TAXES ON INCOME	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10    -     TAXES ON INCOME

A.	Tax Rates Applicable To The Income Of The Company:

The Company's Israeli subsidiary taxable income is subject to income tax at the regular corporate rate of 25%.

On December 6, 2011, the Law for Change in the Tax Burden (Legislative Amendments) was published in Israel.

The main changes of the new law regarding corporate income taxes are as follows:

1.
Cancellation of the previous planned gradual reduction of income taxes and corporate income taxes commencing in 2012 (the previous amendment stated that the corporate tax rate will be further reduced in subsequent tax years as follows: in 2012 - 23%, in 2013  - 22%, 2014 - 21% , 2015 - 20% and thereafter 18%).

2.	Increase of the corporate income tax rate to 25% in 2012.
3.	Increase of the capital gains tax rate and betterment tax rate to 25%.

NOTE 10 - TAXES ON INCOME

A.	Tax Rates Applicable To The Income Of The Company:
The Company's Israeli subsidiary taxable income is subject to income tax at the regular corporate rate of 25%.

On December 6, 2011, the Law for Change in the Tax Burden (Legislative Amendments) was published in Israel.

The main changes of the new law regarding corporate income taxes are as follows:
1.
Cancellation of the previous planned gradual reduction of income taxes and corporate income taxes commencing in 2012 (the previous amendment stated that the corporate tax rate will be further reduced in subsequent tax years as follows: in 2012 - 23%, in 2013 - 22%, 2014 - 21% , 2015 - 20% and thereafter 18%).

2.	Increase of the corporate income tax rate to 25% in 2012.
3.	Increase of the capital gains tax rate and betterment tax rate to 25%.

B. Deferred Income Taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:
	YEAR ENDED DECEMBER 31,
	2012	2011

Net loss carry-forward	9,785	10,055
Other additions for tax Purposes	114	107

Net deferred tax asset before valuation allowance	9,899	10,162
Valuation allowance	(9,899)	(10,162)

Net deferred tax asset	-	-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The most significant component of the Company's deferred tax assets is the accumulated net operating losses carry-forward among the two subsidiaries due to the uncertainty of the realization of such tax benefits.
The Company has provided a full valuation allowance in respect of deferred tax assets resulting from tax loss carry-forward and other temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future.
Net profit (loss) was incurred as following:
	YEAR ENDED DECEMBER 31,
	2012	2011

United States	(40)	49
Israel	864	1,040

C. Tax Loss Carry-Forwards::
Net operating loss carry-forwards as of December 31, 2012 are as follows:
Israel	38,500
United States *	500

39,000
Net operating losses in Israel may be carried forward indefinitely.
Net operating losses in the U.S. are available through 2027.
*
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.